Loans from related parties (Tables)	12 Months Ended
Dec. 31, 2024
Loans from related parties
Summary of loans from related parties

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	524,242	—